Property and equipment (Schedule of detailed information about property plant and equipment) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 26,012	$ 49,249
Property, plant and equipment at end of period	48,092	26,012
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	92,877	106,347
Additions	48,408	5,271
Disposals	(85,411)	(18,741)
Property, plant and equipment at end of period	55,874	92,877
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(66,865)	(57,098)
Additions	25,878	28,033
Disposals	(84,961)	(18,266)
Property, plant and equipment at end of period	(7,782)	(66,865)
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,570	32,040
Additions	0	5,271
Disposals	(11,104)	(18,741)
Property, plant and equipment at end of period	7,466	18,570
Computers [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(12,824)	(30,077)
Additions	1,723	1,013
Disposals	(10,799)	(18,266)
Property, plant and equipment at end of period	(3,748)	(12,824)
Right-of-use assets [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	74,307	74,307
Additions	48,408	0
Disposals	(74,307)	0
Property, plant and equipment at end of period	48,408	74,307
Right-of-use assets [member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(54,041)	(27,021)
Additions	24,155	27,020
Disposals	(74,162)	0
Property, plant and equipment at end of period	$ (4,034)	$ (54,041)